BXMX
Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3% (2)
	Aerospace & Defense – 1.6%
28,960	Boeing Co, (3)	$6,369,462
9,566	HEICO Corp	1,261,469
62,456	Howmet Aerospace Inc	1,948,627
10,296	Huntington Ingalls Industries Inc	1,987,746
13,748	Northrop Grumman Corp	4,951,342
99,428	Raytheon Technologies Corp	8,546,831
	Total Aerospace & Defense	25,065,477
	Air Freight & Logistics – 0.5%
40,842	United Parcel Service Inc, Class B	7,437,328
	Airlines – 0.2%
19,506	Alaska Air Group Inc, (3)	1,143,052
33,335	United Airlines Holdings Inc, (3)	1,585,746
	Total Airlines	2,728,798
	Auto Components – 0.1%
50,606	Gentex Corp	1,668,986
9,851	Goodyear Tire & Rubber Co, (3)	174,363
	Total Auto Components	1,843,349
	Automobiles – 2.1%
293,405	Ford Motor Co, (3)	4,154,615
16,446	Harley-Davidson Inc	602,088
34,146	Tesla Inc, (3)	26,479,540
	Total Automobiles	31,236,243
	Banks – 4.3%
97,928	Citigroup Inc	6,872,587
26,341	Comerica Inc	2,120,450
98,788	Fifth Third Bancorp	4,192,563
108,513	First Horizon Corp	1,767,677
155,133	JPMorgan Chase & Co	25,393,721
165,652	KeyCorp	3,581,396
22,835	M&T Bank Corp	3,410,179
119,082	People's United Financial Inc	2,080,363
41,891	PNC Financial Services Group Inc	8,195,555
172,561	Regions Financial Corp	3,677,275
0

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
56,591	Zions Bancorp	$3,502,417
	Total Banks	64,794,183
	Beverages – 1.4%
271,178	Coca-Cola Co	14,228,710
60,163	Keurig Dr Pepper Inc	2,055,168
56,712	Monster Beverage Corp, (3)	5,037,727
	Total Beverages	21,321,605
	Biotechnology – 1.9%
90,900	AbbVie Inc	9,805,383
3,766	Alnylam Pharmaceuticals Inc, (3)	711,058
31,432	Amgen Inc	6,684,015
9,728	Biogen Inc, (3)	2,752,927
9,243	BioMarin Pharmaceutical Inc, (3)	714,392
2,000	Exact Sciences Corp, (3)	190,900
67,257	Gilead Sciences Inc	4,697,901
6,900	Moderna Inc, (3)	2,655,534
1,956	Seagen Inc, (3)	332,129
	Total Biotechnology	28,544,239
	Building Products – 0.5%
15,381	Allegion PLC	2,033,061
63,475	Carrier Global Corp	3,285,466
43,726	Masco Corp	2,428,979
	Total Building Products	7,747,506
	Capital Markets – 2.6%
93,546	Charles Schwab Corp	6,813,891
21,911	CME Group Inc	4,237,149
44,488	Intercontinental Exchange Inc	5,108,112
53,398	Jefferies Financial Group Inc	1,982,668
86,746	Morgan Stanley	8,441,253
8,344	MSCI Inc	5,075,989
19,535	S&P Global Inc	8,300,226
	Total Capital Markets	39,959,288
	Chemicals – 1.6%
16,669	Chemours Co	484,401
52,881	Corteva Inc	2,225,232
53,214	Dow Inc	3,062,998
55,194	DuPont de Nemours Inc	3,752,640
34,775	Eastman Chemical Co	3,503,234
33,382	Linde PLC	9,793,611
20,651	Olin Corp	996,411

Shares	Description (1)	Value
	Chemicals (continued)
14,399	RPM International Inc	$1,118,082
	Total Chemicals	24,936,609
	Commercial Services & Supplies – 0.6%
13,228	Waste Connections Inc	1,665,802
47,435	Waste Management Inc	7,084,892
	Total Commercial Services & Supplies	8,750,694
	Communications Equipment – 1.1%
13,699	Ciena Corp, (3)	703,444
261,180	Cisco Systems Inc	14,216,027
5,140	Lumentum Holdings Inc, (3)	429,395
74,070	Viavi Solutions Inc, (3)	1,165,862
	Total Communications Equipment	16,514,728
	Consumer Finance – 0.8%
42,085	Discover Financial Services	5,170,142
89,957	SLM Corp	1,583,243
111,921	Synchrony Financial	5,470,699
	Total Consumer Finance	12,224,084
	Containers & Packaging – 0.5%
13,574	Avery Dennison Corp	2,812,669
20,677	Crown Holdings Inc	2,083,828
15,364	Packaging Corp of America	2,111,628
18,945	Sonoco Products Co	1,128,743
	Total Containers & Packaging	8,136,868
	Diversified Financial Services – 1.7%
96,132	Berkshire Hathaway Inc, Class B, (3)	26,238,268
	Diversified Telecommunication Services – 1.2%
265,470	AT&T Inc	7,170,345
205,832	Verizon Communications Inc	11,116,986
	Total Diversified Telecommunication Services	18,287,331
	Electric Utilities – 0.8%
49,088	Entergy Corp	4,874,929
58,152	Evergy Inc	3,617,054
52,512	OGE Energy Corp	1,730,796
29,198	Pinnacle West Capital Corp	2,112,767
	Total Electric Utilities	12,335,546
	Electrical Equipment – 0.8%
64,304	Emerson Electric Co	6,057,437
8,860	Hubbell Inc	1,600,736

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment (continued)
13,511	Rockwell Automation Inc	$3,972,774
	Total Electrical Equipment	11,630,947
	Electronic Equipment, Instruments & Components – 0.4%
20,728	CDW Corp	3,772,911
86,143	Corning Inc	3,143,358
	Total Electronic Equipment, Instruments & Components	6,916,269
	Energy Equipment & Services – 0.3%
72,910	Halliburton Co	1,576,314
95,933	Schlumberger Ltd	2,843,454
	Total Energy Equipment & Services	4,419,768
	Entertainment – 1.8%
20,933	Netflix Inc, (3)	12,776,247
1,091	Roku Inc, (3)	341,865
87,125	Walt Disney Co, (3)	14,738,936
	Total Entertainment	27,857,048
	Equity Real Estate Investment Trust – 2.5%
97,035	American Homes 4 Rent, Class A	3,698,974
33,023	American Tower Corp	8,764,634
14,342	Apartment Income REIT Corp	700,033
73,114	Apartment Investment and Management Co, Class A	500,831
123,846	Brandywine Realty Trust	1,662,013
75,722	CubeSmart	3,668,731
51,595	Equity Commonwealth, (3)	1,340,438
84,268	Healthcare Realty Trust Inc	2,509,501
88,255	Invitation Homes Inc	3,382,814
19,823	Lexington Realty Trust	252,743
51,162	Sabra Health Care REIT Inc	753,105
15,931	Sun Communities Inc	2,948,828
21,307	Ventas Inc	1,176,360
42,955	Welltower Inc	3,539,492
94,015	Weyerhaeuser Co	3,344,114
	Total Equity Real Estate Investment Trust	38,242,611
	Food & Staples Retailing – 1.7%
3,640	Casey's General Stores Inc	685,958
27,867	Costco Wholesale Corp	12,522,036
55,722	Kroger Co	2,252,841
15,913	US Foods Holding Corp, (3)	551,545
68,329	Walmart Inc	9,523,696
	Total Food & Staples Retailing	25,536,076

Shares	Description (1)	Value
	Food Products – 0.7%
14,782	Campbell Soup Co	$618,035
19,945	Lamb Weston Holdings Inc	1,224,025
132,012	Mondelez International Inc, Class A	7,680,458
12,100	Post Holdings Inc, (3)	1,332,936
	Total Food Products	10,855,454
	Gas Utilities – 0.1%
12,656	Atmos Energy Corp	1,116,259
2,933	National Fuel Gas Co	154,041
	Total Gas Utilities	1,270,300
	Health Care Equipment & Supplies – 3.6%
98,976	Abbott Laboratories	11,692,035
19,198	Alcon Inc	1,544,863
7,646	Avanos Medical Inc, (3)	238,555
49,755	Baxter International Inc	4,001,795
130,178	Boston Scientific Corp, (3)	5,648,424
35,671	Danaher Corp	10,859,679
12,930	Hill-Rom Holdings Inc	1,939,500
28,620	Hologic Inc, (3)	2,112,442
8,009	IDEXX Laboratories Inc, (3)	4,980,797
91,175	Medtronic PLC	11,428,786
	Total Health Care Equipment & Supplies	54,446,876
	Health Care Providers & Services – 2.7%
15,832	Anthem Inc	5,902,169
39,251	Centene Corp, (3)	2,445,730
20,430	Cigna Corp	4,089,269
8,265	Covetrus Inc, (3)	149,927
76,530	CVS Health Corp	6,494,336
20,595	HCA Healthcare Inc	4,998,818
45,020	UnitedHealth Group Inc	17,591,115
	Total Health Care Providers & Services	41,671,364
	Health Care Technology – 0.1%
5,329	Veeva Systems Inc, Class A, (3)	1,535,658
	Hotels, Restaurants & Leisure – 1.9%
2,484	Booking Holdings Inc, (3)	5,896,693
31,485	Marriott International Inc, Class A, (3)	4,662,614
33,600	McDonald's Corp	8,101,296
16,077	Restaurant Brands International Inc	983,752
74,292	Starbucks Corp	8,195,150
15,026	Wynn Resorts Ltd, (3)	1,273,453
	Total Hotels, Restaurants & Leisure	29,112,958

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Household Durables – 0.5%
16,552	Garmin Ltd	$2,573,174
32,919	KB Home	1,281,208
41,679	Newell Brands Inc	922,773
6,575	TopBuild Corp, (3)	1,346,626
6,698	Whirlpool Corp	1,365,454
	Total Household Durables	7,489,235
	Household Products – 1.3%
145,803	Procter & Gamble Co	20,383,259
1,338	Spectrum Brands Holdings Inc	128,007
	Total Household Products	20,511,266
	Industrial Conglomerates – 1.2%
38,682	3M Co	6,785,596
50,397	General Electric Co	5,192,403
28,293	Honeywell International Inc	6,006,038
	Total Industrial Conglomerates	17,984,037
	Insurance – 2.0%
2,535	Alleghany Corp, (3)	1,582,879
37,914	Allstate Corp	4,826,831
49,370	Arthur J Gallagher & Co	7,338,851
37,130	CNO Financial Group Inc	874,040
23,577	Fidelity National Financial Inc	1,068,981
16,078	Genworth Financial Inc, Class A, (3)	60,293
38,545	Hartford Financial Services Group Inc	2,707,786
4,703	Kemper Corp	314,113
33,540	Lincoln National Corp	2,305,875
7,573	RenaissanceRe Holdings Ltd	1,055,676
32,951	Travelers Cos Inc	5,008,882
47,777	W R Berkley Corp	3,496,321
	Total Insurance	30,640,528
	Interactive Media & Services – 7.0%
14,533	Alphabet Inc, Class A, (3)	38,854,266
10,966	Alphabet Inc, Class C, (3)	29,227,789
103,979	Facebook Inc, Class A, (3)	35,289,433
42,710	Twitter Inc, (3)	2,579,257
	Total Interactive Media & Services	105,950,745
	Internet & Direct Marketing Retail – 4.0%
18,612	Amazon.com Inc, (3)	61,141,165
5,685	JD.com Inc, ADR, (3)	410,684
	Total Internet & Direct Marketing Retail	61,551,849

Shares	Description (1)	Value
	IT Services – 4.4%
20,604	Akamai Technologies Inc, (3)	$2,154,972
34,973	Automatic Data Processing Inc	6,991,802
39,198	Fidelity National Information Services Inc	4,769,613
44,283	Mastercard Inc, Class A	15,396,313
55,336	PayPal Holdings Inc, (3)	14,398,981
1,825	Twilio Inc, Class A, (3)	582,266
17,828	VeriSign Inc, (3)	3,654,918
81,846	Visa Inc, Class A	18,231,197
	Total IT Services	66,180,062
	Leisure Products – 0.1%
25,861	Mattel Inc, (3)	479,980
6,048	Polaris Inc	723,704
	Total Leisure Products	1,203,684
	Life Sciences Tools & Services – 1.2%
9,014	Illumina Inc, (3)	3,656,169
24,407	Thermo Fisher Scientific Inc	13,944,451
	Total Life Sciences Tools & Services	17,600,620
	Machinery – 1.5%
38,483	Caterpillar Inc	7,387,582
31,851	Graco Inc	2,228,614
39,784	Otis Worldwide Corp	3,273,428
19,491	Parker-Hannifin Corp	5,450,073
16,044	Stanley Black & Decker Inc	2,812,674
10,383	Timken Co	679,256
4,597	Woodward Inc	520,380
	Total Machinery	22,352,007
	Media – 1.2%
226,975	Comcast Corp, Class A	12,694,712
14,734	Discovery Inc, Series A, (3)	373,949
24,300	Discovery Inc, Series C, (3)	589,761
17,899	New York Times Co, Class A	881,884
78,489	News Corp, Class A	1,846,846
30,705	ViacomCBS Inc, Class B	1,213,154
	Total Media	17,600,306
	Metals & Mining – 0.4%
15,262	Arconic Corp, (3)	481,364
40,850	Newmont Corp	2,218,155
36,449	Nucor Corp	3,589,862
	Total Metals & Mining	6,289,381

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 0.0%
26,802	Annaly Capital Management Inc	$225,673
	Multiline Retail – 0.6%
25,320	Macy's Inc	572,232
16,563	Nordstrom Inc, (3)	438,092
32,742	Target Corp	7,490,387
	Total Multiline Retail	8,500,711
	Multi-Utilities – 1.1%
59,539	Ameren Corp	4,822,659
17,519	NorthWestern Corp	1,003,839
60,957	Public Service Enterprise Group Inc	3,712,281
75,663	WEC Energy Group Inc	6,673,477
	Total Multi-Utilities	16,212,256
	Oil, Gas & Consumable Fuels – 2.5%
34,337	Cenovus Energy Inc	345,430
12,521	Cheniere Energy Inc, (3)	1,222,926
77,267	Chevron Corp	7,838,737
9,675	CNX Resources Corp, (3)	122,099
81,811	ConocoPhillips	5,544,331
15,719	Continental Resources Inc	725,432
201,621	Exxon Mobil Corp	11,859,347
29,828	Hess Corp	2,329,865
42,055	Marathon Petroleum Corp	2,599,420
17,934	Ovintiv Inc	589,670
33,181	Phillips 66	2,323,665
26,407	Suncor Energy Inc	547,681
25,961	Valero Energy Corp	1,832,068
	Total Oil, Gas & Consumable Fuels	37,880,671
	Pharmaceuticals – 3.9%
136,305	Bristol-Myers Squibb Co	8,065,167
39,601	Eli Lilly & Co	9,149,811
116,478	Johnson & Johnson	18,811,197
135,529	Merck & Co Inc	10,179,583
13,552	Organon & Co	444,370
279,687	Pfizer Inc	12,029,338
	Total Pharmaceuticals	58,679,466
	Professional Services – 0.4%
21,760	CoStar Group Inc, (3)	1,872,665
9,803	ManpowerGroup Inc	1,061,469
23,554	TransUnion	2,645,350
	Total Professional Services	5,579,484

Shares	Description (1)	Value
	Road & Rail – 1.0%
34,610	Canadian Pacific Railway Ltd	$2,252,073
4,425	Lyft Inc, Class A, (3)	237,136
27,058	Norfolk Southern Corp	6,473,626
19,748	Old Dominion Freight Line Inc	5,647,533
14,397	Uber Technologies Inc, (3)	644,986
	Total Road & Rail	15,255,354
	Semiconductors & Semiconductor Equipment – 5.6%
59,769	Advanced Micro Devices Inc, (3)	6,150,230
55,271	Applied Materials Inc	7,115,036
24,355	Broadcom Inc	11,810,470
8,507	Enphase Energy Inc, (3)	1,275,795
183,776	Intel Corp	9,791,585
11,292	Lam Research Corp	6,426,842
30,694	Marvell Technology Inc	1,851,155
78,970	Micron Technology Inc	5,605,290
111,856	NVIDIA Corp	23,172,089
19,103	NXP Semiconductors NV	3,741,705
32,756	ON Semiconductor Corp, (3)	1,499,242
57,307	QUALCOMM Inc	7,391,457
	Total Semiconductors & Semiconductor Equipment	85,830,896
	Software – 9.8%
29,016	Adobe Inc, (3)	16,705,091
17,788	Autodesk Inc, (3)	5,072,604
16,990	Black Knight Inc, (3)	1,223,280
552	CDK Global Inc	23,488
10,744	Check Point Software Technologies Ltd, (3)	1,214,502
329,725	Microsoft Corp	92,956,072
95,004	Oracle Corp	8,277,698
3,531	Palo Alto Networks Inc, (3)	1,691,349
50,148	salesforce.com Inc, (3)	13,601,141
12,353	ServiceNow Inc, (3)	7,686,901
	Total Software	148,452,126
	Specialty Retail – 1.9%
8,358	American Eagle Outfitters Inc	215,636
24,636	Best Buy Co Inc	2,604,272
4,047	Burlington Stores Inc, (3)	1,147,608
14,810	CarMax Inc, (3)	1,895,088
3,114	Five Below Inc, (3)	550,586
50,051	Home Depot Inc	16,429,741

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
29,953	Lowe's Cos Inc	$6,076,266
	Total Specialty Retail	28,919,197
	Technology Hardware, Storage & Peripherals – 6.3%
670,986	Apple Inc	94,944,519
6,851	Dell Technologies Inc, Class C, (3)	712,778
	Total Technology Hardware, Storage & Peripherals	95,657,297
	Textiles, Apparel & Luxury Goods – 0.8%
6,689	Kontoor Brands Inc	334,115
2,201	Lululemon Athletica Inc, (3)	890,745
63,640	NIKE Inc, Class B	9,242,437
33,615	VF Corp	2,251,869
	Total Textiles, Apparel & Luxury Goods	12,719,166
	Thrifts & Mortgage Finance – 0.0%
48,313	MGIC Investment Corp	722,762
	Tobacco – 0.5%
153,069	Altria Group Inc	6,967,701
	Total Long-Term Investments (cost $537,629,777)	1,508,553,953

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$35,699	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $35,698,846, collateralized by $34,756,500, U.S. Treasury Bond, 2.250%, due 5/15/41, value $36,412,873	0.000%	10/01/21	$35,698,846
	Total Short-Term Investments (cost $35,698,846)			35,698,846
	Total Investments (cost $573,328,623) – 101.7%			1,544,252,799
	Other Assets Less Liabilities – (1.7)% (4)			(25,359,220)
	Net Assets Applicable to Common Shares – 100%			$1,518,893,579

Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(385)	$(170,362,500)	$4,425	10/15/21	$(546,700)
S&P 500® Index	Call	(385)	(171,325,000)	4,450	10/15/21	(321,475)
S&P 500® Index	Call	(385)	(172,287,500)	4,475	10/15/21	(180,950)
S&P 500® Index	Call	(385)	(173,250,000)	4,500	10/15/21	(103,950)
S&P 500® Index	Call	(385)	(174,212,500)	4,525	10/15/21	(60,638)
S&P 500® Index	Call	(384)	(176,640,000)	4,600	10/15/21	(19,200)
S&P 500® Index	Call	(385)	(173,250,000)	4,500	11/19/21	(952,875)
S&P 500® Index	Call	(385)	(174,212,500)	4,525	11/19/21	(696,850)
S&P 500® Index	Call	(384)	(176,640,000)	4,600	11/19/21	(245,760)
Total Options Written (premiums received $27,691,218)		(3,463)	$(1,562,180,000)			$(3,128,398)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,508,553,953	$ —	$ —	$1,508,553,953
Short-Term Investments:
Repurchase Agreements	—	35,698,846	—	35,698,846
Investments in Derivatives:
Options Written	(3,128,398)	—	—	(3,128,398)
Total	$1,505,425,555	$35,698,846	$ —	$1,541,124,401

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
S&P	Standard & Poor's